OTHER FINANCIAL ITEMS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other Income and Expenses [Abstract]
Consent solicitation fees		$ 249
Legal fees	$ 98	$ 125